Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Description of Business

Note 1: Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we shut down our former business line. On April 24, 2020, we changed our name to Mitesco, Inc. In October 2023, the Company changed its domicile from Delaware to Nevada in order to effect reduced costs.

We are a holding company seeking to provide products, services and technology.

In June 2024 we announced the formation of two (2) new wholly owned business units, Centcore, LLC (“Centcore”) that is providing data center services including cloud computing and application hosting, and Vero Technology Ventures, LLC (“VTV”), whose aim is to seek investment and acquisition opportunities, generally in the areas of cloud computing and data center related applications.

Centcore has two (2) areas of focus. The first, generic data center services, is aimed at hosting applications for a specific user, sometimes referred to as “managed services offerings” or MSO, where the client moves the software licensed from various vendors, or internally developed, into our data center where we maintain the computing, communications and backup environment. We currently offer services through a “co-location” agreement with a data center based in Melbourne, Florida, which has relationships with eight (8) other data centers worldwide. Using this approach, we have an ability to rapidly expand the size of our computing resources quickly, at minimal expense. Over time we expect to create similar situations with other data centers worldwide based on our clients’ specific needs. We are also evaluating the development of a network of smaller format (5,000 to 10,000 square foot) data centers inside of existing facilities. We believe that this approach may allow us to expand capacity with a minimal capital expenditure. The existing facilities we are targeting generally have sufficient power, often with a substation nearby. These types of buildings usually have backup generators, HVAC, water and security in a form that would support a data center environment.

We have retained experienced professionals in the data center, cyber security and infrastructure services areas to support our needs on a per hour basis, which we believe will allow us to control our costs relative to business activity, without significant staffing internally.

The Vero Technology Ventures (“VTV”) subsidiary is actively reviewing potential early-stage cloud computing solution vendors and is developing its own artificial intelligence (A.I.) based application set. VTV is currently involved with the formation of a new software development project aimed at applying artificial intelligence (A.I.) to the sales process for various businesses including residential real estate using cloud computing-based software. This initial effort dubbed “Robo Agent”, is expected to be available for initial users in Q4 of FY2025. Later versions may include similar functionality focused on other markets, generally in a “business to consumer” (B2C) selling situation.

In August 2025 we retained a highly qualified executive to begin development of our Robo Agent product set on a consulting basis at a rate of $10,000 per month. We have also recruited three (3) additional contract programmers to accelerate the overall process. In September 2025 we received a contract for development of a new application intended to effect the listing and sale of properties and products specifically related to sports, and the pickleball arena initially. We expect this project to be executed using both internal and external resources and to be completed in late FY2025.

There are several other projects in evaluation, generally aimed at software that would operate on a cloud computing platform such as that which the Company has in its Centcore Data Center.

Note 1: Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. On April 24, 2020, we changed our name to Mitesco, Inc. In October 2023, the Company completed a move of its corporate status to Nevada from Delaware in order to effect reduced costs.

From 2020 through 2022, our operations were focused on establishing medical clinics utilizing Nurse Practitioners under The Good Clinic name and development and acquisition of telemedicine technology. We opened our first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and had six operating clinics during the year ended December 31, 2022, with two additional sites under contract. In the fourth quarter of fiscal 2022, we made the strategic decision to close the entire clinic operation and release our staff due to a lack of profitability.

We are a holding company seeking to provide products, services and technology. We have a number of near-term opportunities that we hope to pursue, assuming the capital markets make sufficient funding available at reasonable rates. During the first quarter of 2024 we recruited a number of individuals to a newly formed Advisory Board, who might assist the Company in determining the viability of certain ventures going forward. These individuals have a background in datacenter services, cyber and data security and software applications related to infrastructure design, implementation and management including geographical information systems (GIS).

In June 2024 we announced the formation of two (2) new wholly owned business units, Centcore, LLC, who is providing datacenter services including cloud computing and application hosting, and Vero Technology Ventures, LLC, whose aim is to seek investment and acquisition opportunities, generally in the areas of cloud computing and datacenter related applications.

Centcore has two (2) areas of focus. The first, generic datacenter services, is aimed at hosting applications for a specific user, sometimes referred to as “managed services offerings” or MSO, where the client moves the software licensed from various vendors, or internally developed, into our datacenter where we maintain the computing, communications and backup environment. The second focus involves hosting application software developed by software vendors, from which they will sell the use of the software by their end user clients on a “cloud” basis. By taking this approach, we hope to gain the business of the vendor, and their clients, perhaps allowing us to grow at a faster rate with lower cost of sales. We have developed the “Centcore Partner Program” where we will help promote the software vendors who are hosting in our datacenters. If we are successful helping the vendor grow his business, we will have provided a “value added service”, and benefit from increased utilization of our computing resources by not only the vendor, but also his new end user clients. Our initial focus for this area is on software providers who serve the “infrastructure” market doing design, engineering, construction and maintenance of significant assets. We desire to create “life cycle” relationships with both the design teams, and owners which may include private owners such as manufacturers and utilities, or publicly owned assets for municipalities, states or federal governments, domestically and internationally.

We have retained proven professionals in the datacenter, cyber security and infrastructure services areas to support our needs on a per hour basis, which we believe will allow us to control our costs relative to business activity, without significant staffing internally.